Depreciation Amortization and Impairment - Schedule of CGU Book Value (Detail) - Funds Managed by Related Subsidiaries [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Chile [member]
Disclosure of geographical areas [line items]
Total	$ 2,600,114	$ 2,563,799
Colombia [member]
Disclosure of geographical areas [line items]
Total	$ 843,943	$ 864,958